Income tax (Schedule of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income tax
Current tax	¥ 82,595		¥ 118,914	¥ 128,350
Deferred tax	(56,115)	$ (8,136)	(63,655)	(563)
Income tax expense	¥ 26,480	$ 3,839	¥ 55,259	¥ 127,787